Pension and Other Postretirement Benefits (Change in Benefit Obligation) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Service period over which benefits vest			5 years
Percent of plan assets' fair value invested in Company common stock	2.80%	2.80%	2.80%	2.80%
Pension settlement charges	$ 352	$ 211	$ 352	$ 211	$ 0
Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Net benefit costs, other than service cost			438	281	26
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements			(862)	(518)
Pension settlement charges			352	211	0
Change in benefit obligation:
Benefit obligation, beginning of year			4,660	4,911
Service cost			29	29	31
Interest cost			191	215	209
Actuarial loss (gain)			337	353
Benefits paid			(326)	(328)
Participants’ contributions			0	0
Retiree Medicare drug subsidy			0	0
Settlements			(862)	(518)
Cumulative translation adjustments			11	(2)
Benefit obligation, end of year	4,040	4,660	4,040	4,660	4,911
Pension benefits [Member] | Group Annuity Purchase [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements	(800)
Change in benefit obligation:
Settlements	(800)
Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements			0	0
Pension settlement charges			0	0	0
Change in benefit obligation:
Benefit obligation, beginning of year			447	486
Service cost			0	0	0
Interest cost			18	20	20
Actuarial loss (gain)			19	(5)
Benefits paid			(73)	(69)
Participants’ contributions			10	11
Retiree Medicare drug subsidy			3	4
Settlements			0	0
Cumulative translation adjustments			0	0
Benefit obligation, end of year	$ 424	$ 447	424	$ 447	$ 486
Qualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution amount			600
Qualified Plan [Member] | Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percent of pension obligations settled	20.00%			12.00%
Pension settlement charges			$ 352